Basis of preparation (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of statement of income

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Financial instrument related cost and other	(2,328)	2,328	-
Loss on derivative financial instruments	-	(2,035)	(2,035)
Reclamation expense	(134)	134	-
Loss on disposal of assets	(36)	36	-
Interest and other expenses	(14)	(463)	(477)
Net loss and comprehensive loss	$(2,322)	$-	$(2,322)

Schedule of financial position

	Reported at August 31, 2022	Reclassification	Restated at August 31, 2022
Amounts receivable	$40	$2,500	$2,540
Other receivables	2,500	(2,500)	-